Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 16, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following Fund:
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	Prospectus: 1/1/2021 Summary Prospectus: 1/1/2021 SAI: 12/1/2021
In connection with the decision by BMO Asset Management Corp. (the Subadviser) to exit the mutual fund investment advisory business in the United States, the Subadviser’s portfolio managers who currently manage the portion of the Fund allocated to the Subadviser (the BMO – Disciplined Small Cap Value Strategy Sleeve, or the Applicable Sleeve) are expected to remain as portfolio managers of the Applicable Sleeve while becoming employees of the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), on or about December 16, 2021 (the Transfer Date).  Upon the Transfer Date, Columbia Management will assume day-to-day portfolio management responsibility with respect to the Applicable Sleeve, which will be renamed Columbia Management – Integrated Small Cap Value Strategy Sleeve. Additionally, all references to BMO Asset Management Corp. as a subadviser of the Fund are hereby deleted from the Fund's prospectus, summary prospectus, and SAI.

Multi-Manager Small Cap Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 16, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following Fund:
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	Prospectus: 1/1/2021 Summary Prospectus: 1/1/2021 SAI: 12/1/2021
In connection with the decision by BMO Asset Management Corp. (the Subadviser) to exit the mutual fund investment advisory business in the United States, the Subadviser’s portfolio managers who currently manage the portion of the Fund allocated to the Subadviser (the BMO – Disciplined Small Cap Value Strategy Sleeve, or the Applicable Sleeve) are expected to remain as portfolio managers of the Applicable Sleeve while becoming employees of the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management), on or about December 16, 2021 (the Transfer Date).  Upon the Transfer Date, Columbia Management will assume day-to-day portfolio management responsibility with respect to the Applicable Sleeve, which will be renamed Columbia Management – Integrated Small Cap Value Strategy Sleeve. Additionally, all references to BMO Asset Management Corp. as a subadviser of the Fund are hereby deleted from the Fund's prospectus, summary prospectus, and SAI.